Item 1. Report to Shareholders

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                  6 Months      Year
                     Ended     Ended
                   6/30/04  12/31/03  12/31/02   12/31/01   12/31/00    12/31/99
NET ASSET VALUE

Beginning of
period            $  12.03   $  9.23  $  11.91   $  13.26   $  15.69   $  18.11

Investment
activities

  Net investment
  income (loss)       0.01*     0.03      0.03       0.01      (0.01)     (0.01)

  Net realized
  and unrealized
  gain (loss)         0.47      2.81     (2.68)     (1.35)     (0.94)      1.86

  Total from
  investment
  activities          0.48      2.84     (2.65)     (1.34)     (0.95)      1.85

Distributions

  Net investment
  income                 -     (0.04)    (0.03)     (0.01)         -          -

  Net realized
  gain                   -         -         -          -      (1.48)     (4.27)

  Total
  distributions          -     (0.04)    (0.03)     (0.01)     (1.48)     (4.27)

NET ASSET VALUE

End of period     $  12.51  $  12.03   $  9.23   $  11.91   $  13.26   $  15.69
                  --------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^       3.99%*    30.78%  (22.25)%   (10.10)%    (6.32)%     11.50%

Ratio of
total expenses
to average
net assets          1.28%!*    1.41%     1.37%      1.25%      1.15%      1.26%

Ratio of net
investment income
(loss) to average
net assets          0.24%!*    0.30%     0.27%      0.08%    (0.05)%    (0.06)%

Portfolio
turnover rate       48.5%!     47.5%     48.2%      53.6%      64.7%     133.1%

Net assets,
end of period
(in thousands)   $ 85,032   $ 75,835  $ 57,340   $ 76,786   $ 93,422  $ 109,057

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

 * Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 4/30/06, and a 1.35% contractual expense limitation in effect through 4/30/05.

 ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                  Shares/$ Par                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)


COMMON STOCKS   98.6%

CONSUMER DISCRETIONARY   10.6%

Auto Components   0.1%

TRW Automotive *                                     4,100                   77

                                                                             77

Automobiles   0.7%

GM                                                   8,600                  401

Harley-Davidson                                      2,700                  167

                                                                            568

Hotels, Restaurants & Leisure   1.8%

Carnival                                             6,200                  291

Fairmont Hotels                                      1,400                   38

International Game Technology                        5,200                  201

McDonald's                                          11,000                  286

Multimedia Games *                                   3,500                   94

Panera Bread, Class A *                              4,700                  169

Rare Hospitality International *                     5,000                  124

Starbucks *                                          3,200                  139

Station Casinos                                      1,400                   68

WMS Industries *                                       800                   24

Yum! Brands *                                        2,300                   85

                                                                          1,519

Household Durables   0.6%

Fortune Brands                                       3,235                  244

Newell Rubbermaid                                   10,100                  238

Stanley Works                                          600                   27

                                                                            509

Internet & Catalog Retail   0.6%

eBay *                                               5,300                  487

                                                                            487

Leisure Equipment & Products   0.3%

Brunswick                                            3,500                  143

Hasbro                                               6,700                  127

Media   3.0%

Clear Channel Communications                         6,100                  226

Comcast, Class A *                                   2,200                   62

Disney                                               2,000                   51

EchoStar Communications, Class A *                   5,500                  169

Gannett                                              2,750                  233

McGraw-Hill                                          1,500                  115

Meredith                                               600                   33

New York Times, Class A                              2,200                   98

News Corporation ADR                                 6,000                  197

Scripps, Class A                                       600                   63

Time Warner *                                       40,000                  703

Viacom, Class B                                     15,100                  540

Washington Post, Class B                                87                   81

                                                                          2,571

Multiline Retail   1.1%

Dollar Tree Stores *                                 2,840                   78

Family Dollar Stores                                 7,270                  221

Kohl's *                                             2,600                  110

Target                                              13,660                  580

                                                                            989

Specialty Retail   2.4%

Abercrombie & Fitch, Class A                         4,700                  182

Best Buy                                             3,150                  160

Christopher & Banks                                  4,500                   80

Home Depot                                          17,610                  620

Lowe's                                               6,490                  341

O'Reilly Automotive *                                1,690                   76

PETsMART                                             1,270                   41

Ross Stores                                          7,000                  187

Staples                                              3,490                  102

TJX                                                  9,300                  225

                                                                          2,014

Total Consumer Discretionary                                              9,004

CONSUMER STAPLES   10.3%

Beverages   2.7%

Anheuser-Busch                                       4,415                  238

Coca-Cola                                           21,550                1,088

Cott *                                               4,800                  155

PepsiCo                                             15,455                  833

                                                                          2,314

Food & Staples Retailing   2.8%

CVS                                                  4,000                  168

Sysco                                                5,700                  204

Wal-Mart                                            30,540                1,611

Walgreen                                            10,400                  377

                                                                          2,360

Food Products   0.8%

Campbell Soup                                        5,040                  135

General Mills                                        4,985                  237

Heinz                                                1,345                   53

Hershey Foods                                        2,200                  102

Kellogg                                              3,340                  140

                                                                            667

Household Products   2.3%

Clorox                                               2,695                  145

Colgate-Palmolive                                    4,035                  236

Kimberly-Clark                                       3,400                  224

Procter & Gamble                                    25,050                1,364

                                                                          1,969

Personal Products   0.4%

Gillette                                             8,040                  341

                                                                            341

Tobacco   1.3%

Altria Group                                        21,420                1,072

                                                                          1,072

Total Consumer Staples                                                    8,723

ENERGY   6.5%

Energy Equipment & Services   1.2%

Baker Hughes                                         3,720                  140

BJ Services *                                        1,340                   61

FMC Technologies *                                   2,590                   75

Grant Prideco *                                      4,800                   89

Nabors Industries *                                    800                   36

Schlumberger                                         6,540                  415

Transocean, Class C *                                5,740                  166

                                                                            982

Oil & Gas   5.3%

Anadarko Petroleum                                   2,154                  126

ChevronTexaco                                        9,686                  912

ConocoPhillips                                       5,830                  445

Devon Energy                                           850                   56

EOG Resources                                        1,170                   70

Exxon Mobil                                         55,228                2,453

Murphy Oil                                           2,550                  188

Occidental Petroleum                                 1,630                   79

TotalFinaElf ADR                                     1,930                  185

Williams Companies                                   1,600                   19

                                                                          4,533

Total Energy                                                              5,515


FINANCIALS   20.2%

Capital Markets   4.2%

AmeriTrade *                                        29,100                  330

E*TRADE Group *                                     15,600                  174

Eaton Vance                                          2,000                   76

Federated Investors, Class B                         1,600                   49

Franklin Resources                                   2,800                  140

Goldman Sachs Group                                  4,300                  405

Investor's Financial Services                        4,800                  209

J.P. Morgan Chase                                   17,200                  667

Lehman Brothers                                      2,900                  218

Mellon Financial                                     2,300                   68

Merrill Lynch                                        8,400                  453

Morgan Stanley                                       9,400                  496

State Street                                         5,400                  265

                                                                          3,550

Commercial Banks   5.4%

Bank of America                                     12,698                1,075

Bank One                                            15,800                  806

Comerica                                            14,100                  774

First Horizon National                               1,300                   59

U.S. Bancorp                                        37,100                1,022

Wachovia                                             9,400                  418

Wells Fargo                                          8,100                  464

                                                                          4,618

Consumer Finance   0.9%

American Express                                    10,000                  514

SLM Corporation                                      6,000                  242

                                                                            756

Diversified Financial Services   2.5%

Citigroup                                           40,200                1,869

Moody's                                              1,400                   91

Principal Financial Group                            4,800                  167

                                                                          2,127

Insurance   5.2%

American International Group                        21,000                1,497

Assurant                                             2,700                   71

Conseco *                                            5,200                  104

Genworth Financial, Class A *                        8,500                  195

Hartford Financial Services                          3,300                  227

Marsh & McLennan                                     4,700                  213

Prudential                                           6,400                  297

SAFECO                                              14,000                  616

Saint Paul Companies                                24,359                  988

UnumProvident                                        6,100                   97

XL Capital                                           1,100                   83

                                                                          4,388

Real Estate   0.4%

Duke Realty, REIT                                    4,000                  127

Simon Property Group, REIT                           1,500                   77

United Dominion Realty Trust, REIT                   5,200                  103

                                                                            307

Thrifts & Mortgage Finance   1.6%

Fannie Mae                                           6,300                  450

Freddie Mac                                          8,900                  563

MGIC Investment                                      2,600                  197

Radian Group                                         4,100                  197

                                                                          1,407

Total Financials                                                         17,153


HEALTH CARE   12.8%

Biotechnology   1.3%

Amgen *                                             11,500                  628

Biogen Idec *                                        2,800                  177

Cephalon *                                           1,060                   57

Genentech *                                          1,840                  103

Genzyme *                                              900                   43

Gilead Sciences *                                    1,450                   97

MedImmune *                                          2,010                   47

                                                                          1,152

Health Care Equipment & Supplies   2.3%

Bausch & Lomb                                          400                   26

Baxter International                                 4,300                  148

Becton, Dickinson                                    2,000                  104

Biomet                                               2,100                   93

Boston Scientific *                                  7,200                  308

C. R. Bard                                           1,800                  102

Guidant                                              3,000                  168

Hospira *                                              900                   25

Medtronic                                            9,300                  453

St. Jude Medical *                                   2,000                  151

Stryker                                              3,200                  176

Zimmer Holdings *                                    1,900                  168

                                                                          1,922

Health Care Providers & Services   1.9%

AmerisourceBergen                                      900                   54

Anthem *                                             1,900                  170

Cardinal Health                                      3,800                  266

Caremark RX *                                        4,200                  138

HCA                                                  4,400                  183

Laboratory Corporation of America *                  4,900                  195

Medco *                                              1,342                   50

UnitedHealth Group                                   8,400                  523

                                                                          1,579

Pharmaceuticals   7.3%

Abbott Laboratories                                  8,500                  347

Eli Lilly                                            9,600                  671

Forest Laboratories *                                5,100                  289

Johnson & Johnson                                   24,100                1,342

Merck                                               17,200                  817

Pfizer                                              62,700                2,149

Schering-Plough                                      5,070                   94

Taro Pharmaceuticals, Class A *                        500                   22

Watson Pharmaceuticals *                             1,700                   46

Wyeth                                               11,900                  430

                                                                          6,207

Total Health Care                                                        10,860


INDUSTRIALS & BUSINESS SERVICES   10.9%

Aerospace & Defense   2.1%

Boeing                                               5,200                  266

General Dynamics                                     1,300                  129

Honeywell International                             11,000                  403

Lockheed Martin                                      6,000                  312

Northrop Grumman                                     1,800                   97

Raytheon                                             2,600                   93

Rockwell Collins                                     3,900                  130

United Technologies                                  4,000                  366

                                                                          1,796

Air Freight & Logistics   1.1%

Expeditors International of Washington                 600                   30

UPS, Class B                                        11,600                  872

                                                                            902

Airlines   0.1%

Southwest Airlines                                   7,100                  119

                                                                            119

Commercial Services & Supplies   0.8%

Apollo Group, Class A *                              1,500                  133

ChoicePoint *                                        1,300                   59

Manpower                                             1,800                   91

Pitney Bowes                                         1,900                   84

Robert Half International                            2,240                   67

Waste Management                                     9,000                  276

                                                                            710

Industrial Conglomerates   5.1%

General Electric Capital                           104,700                3,392

Roper Industries                                     1,600                   91

Tyco International                                  25,700                  852

                                                                          4,335

Machinery   1.3%

Danaher                                              5,000                  259

Deere                                                2,200                  154

Illinois Tool Works                                  3,900                  374

ITT Industries                                         700                   58

PACCAR                                               2,000                  116

Pall                                                 3,800                  100

                                                                          1,061

Road & Rail   0.4%

Burlington Northern Santa Fe                         5,400                  189

CSX                                                  5,100                  167

Total Industrials & Business Services                                     9,279

INFORMATION TECHNOLOGY   17.8%

Communications Equipment   3.5%

Andrew *                                             1,000                   20

Avaya *                                              3,300                   52

Cisco Systems *                                     56,200                1,332

Comverse Technology *                                1,300                   26

Corning *                                           13,500                  176

Emulex *                                             4,800                   69

F5 Networks *                                        1,500                   40

JDS Uniphase *                                       6,400                   24

Juniper Networks *                                   1,500                   37

Lucent Technologies *                               16,000                   60

Motorola                                            18,100                  330

Nortel Networks *                                    3,900                   19

QLogic *                                             5,400                  144

QUALCOMM                                             6,300                  460

Research In Motion *                                 2,800                  192

                                                                          2,981

Computers & Peripherals   3.3%

Dell *                                              36,100                1,293

Hewlett-Packard                                     16,800                  355

IBM                                                 10,800                  952

Lexmark International, Class A *                     2,200                  212

                                                                          2,812

Electronic Equipment & Instruments   0.4%

CDW                                                  2,600                  166

Digital Theater Systems *                            3,200                   84

Ingram Micro, Class A *                              3,400                   49

Jabil Circuit *                                      3,100                   78

                                                                            377

Internet Software & Services   1.3%

InterActiveCorp *                                   11,900                  359

MatrixOne *                                         11,700                   81

Monster Worldwide *                                  2,050                   53

Yahoo! *                                            16,200                  588

                                                                          1,081

IT Services   1.2%

Affiliated Computer Services, Class A *              4,000                  212

Automatic Data Processing                            8,200                  343

DST Systems *                                        4,050                  195

First Data                                           4,500                  200

Fiserv *                                             2,200                   86

                                                                          1,036

Semiconductor & Semiconductor Equipment   3.4%

Analog Devices                                       4,600                  217

Applied Materials *                                  7,300                  143

Intel                                               53,100                1,465

KLA-Tencor *                                         1,090                   54

Linear Technology                                    4,200                  166

Maxim Integrated Products                            4,700                  246

Novellus Systems *                                   4,400                  138

Texas Instruments                                    8,300                  201

Xilinx                                               6,600                  220

                                                                          2,850

Software   4.7%

Adobe Systems                                        1,900                   88

Citrix Systems *                                     1,300                   26

Intuit *                                             4,600                  178

Mercury Interactive *                                1,700                   85

Microsoft                                           89,700                2,562

Moneygram International *                            2,000                   41

NetIQ *                                              5,600                   74

Network Associates *                                 7,900                  143

Oracle *                                            50,700                  605

Siebel Systems *                                     3,200                   34

VERITAS Software *                                   3,300                   91

Verity *                                             5,000                   68

                                                                          3,995

Total Information Technology                                             15,132

MATERIALS   3.7%

Chemicals   1.4%

Agrium                                               7,800                  113

Cabot                                                2,400                   98

Dow Chemical                                         9,235                  376

DuPont                                               4,800                  213

Great Lakes Chemical                                   800                   22

IMC Global                                           1,800                   24

Millennium Chemicals *                               4,700                   81

Minerals Technologies                                  600                   35

Potash Corp./Saskatchewan                            2,200                  213

                                                                          1,175

Metals & Mining   1.7%

Alcoa                                                7,300                  241

BHP Billiton (AUD)                                   8,500                   74

International Steel *                                2,800                   83

Newmont Mining                                       6,800                  264

Nucor                                                9,300                  714

Steel Dynamics *                                     1,800                   52

                                                                          1,428

Paper & Forest Products   0.6%

Bowater                                              1,200                   50

International Paper                                  5,200                  232

MeadWestvaco                                         3,400                  100

Potlatch                                             2,300                   96

Weyerhaeuser                                         1,300                   82

                                                                            560

Total Materials                                                           3,163


TELECOMMUNICATION SERVICES   3.2%

Diversified Telecommunication Services   1.9%

NTL *                                                2,600                  150

Qwest Communications International *                12,100                   43

SBC Communications                                   7,200                  174

Sprint                                              25,900                  456

Verizon Communications                              21,600                  782

                                                                          1,605

Wireless Telecommunication Services   1.3%

Crown Castle International *                        12,100                  178

Nextel Communications, Class A *                    18,700                  499

NII Holdings, Class B *                              3,200                  108

Rogers Wireless Communications *                     4,600                  124

Spectrasite *                                        2,100                   91

Western Wireless, Class A *                          5,400                  156

                                                                          1,156

Total Telecommunication Services                                          2,761


UTILITIES   2.6%

Electric Utilities   2.0%

American Electric Power                              3,100                   99

Edison International                                 3,900                  100

El Paso Electric *                                   4,300                   67

Entergy                                              2,300                  129

Exelon                                               5,700                  190

FirstEnergy                                          7,600                  284

PG&E *                                               5,300                  148

Pinnacle West Capital                                2,800                  113

PPL                                                  4,100                  188

Southern Company                                     3,300                   96

Teco Energy                                          5,100                   61

TXU                                                  6,000                  243

                                                                          1,718

Gas Utilities   0.1%

NiSource                                             6,100                  126

Multi-Utilities & Unregulated Power   0.5%

Constellation Energy Group                           1,900                   72

Duke Energy                                         14,300                  290

Dynegy, Class A *                                   10,400                   44

                                                                            406

Total Utilities                                                           2,250

Total Common Stocks (Cost  $73,750)                                      83,840


SHORT-TERM INVESTMENTS   1.5%

Money Market Fund   1.4%

T. Rowe Price Government Reserve
Investment Fund,1.04% #                          1,144,043                1,144

                                                                          1,144

U.S. Treasury Obligations 0.1%

U.S. Treasury Bills, 1.03%, 7/15/04 ++             100,000                  100

                                                                            100

Total Short-Term Investments (Cost  $1,244)                               1,244

Total Investments in Securities

100.1% of Net Assets (Cost $74,994)                                  $   85,084
                                                                     ----------

Futures Contracts

($ 000s)

                                                        Contract     Unrealized
                                   Expiration              Value     Gain (Loss)
                                  --------------       -----------  ------------

Long, 20 S&P 500 MINI
contracts, $80 par of
1.03% U.S. Treasury Bills
pledged as initial margin                9/04          $   1,141      $       9

Net payments (receipts)
of variation margin to date                                                  (5)

Variation margin receivable
(payable)on open futures
contracts                                                             $       4
                                                                      ---------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Seven-day yield

*     Non-income producing

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2004.

ADR   American Depository Receipts

AUD   Australian dollar

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $74,994)              $        85,084

Other assets                                                                655

Total assets                                                             85,739

Liabilities

Total liabilities                                                           707

NET ASSETS                                                      $        85,032
                                                                ---------------
Net Assets Consist of:

Undistributed net investment income (loss)                      $            94

Undistributed net realized gain (loss)                                  (16,142)

Net unrealized gain (loss)                                               10,099

Paid-in-capital applicable to 6,796,356 shares
of $0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                          90,981

NET ASSETS                                                      $        85,032
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         12.51
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04
Investment Income (Loss)

Dividend income                                                 $           595

Expenses

  Investment management                                                     261

  Shareholder servicing                                                     126

  Custody and accounting                                                     68

  Prospectus and shareholder reports                                         24

  Registration                                                               19

  Legal and audit                                                             7

  Directors                                                                   2

  Miscellaneous                                                               3

  Reductions/repayments pursuant to expense limitation

    Investment management fees (waived) repaid                               (9)

  Total expenses                                                            501

Net investment income (loss)                                                 94

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              2,015

  Futures                                                                    22

  Net realized gain (loss)                                                2,037

Change in net unrealized gain (loss)

  Securities                                                              1,007

  Futures                                                                   (22)

  Change in net unrealized gain (loss)                                      985

Net realized and unrealized gain (loss)                                   3,022

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $         3,116
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                   6 Months                Year
                                                      Ended               Ended
                                                    6/30/04            12/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)               $           94      $          197

  Net realized gain (loss)                            2,037              (1,982)

  Change in net unrealized gain (loss)                  985              19,537

  Increase (decrease) in net
  assets from operations                              3,116              17,752

Distributions to shareholders

  Net investment income                                   -                (251)

Capital share transactions *

  Shares sold                                        12,599              12,654

  Distributions reinvested                                -                 244

  Shares redeemed                                    (6,518)            (11,904)

  Increase (decrease) in
  net assets from capital
  share transactions                                  6,081                 994

Net Assets

Increase (decrease) during period                     9,197              18,495

Beginning of period                                  75,835              57,340

End of period                                $       85,032      $       75,835
                                             -----------------------------------

(Including undistributed net investment income of $94 at 6/30/04 and $0 at 12/31/03)

*Share information

    Shares sold                                       1,024               1,227

    Distributions reinvested                              -                  21

    Shares redeemed                                    (531)             (1,156)

    Increase (decrease) in shares outstanding           493                  92

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Opportunity Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 30, 1994. The fund seeks superior capital appreciation over time by investing primarily in U.S. common stocks.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the

T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $3,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended June 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $24,877,000 and $18,946,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $18,098,000 of unused capital loss carryforwards, of which $8,374,000 expire in 2009, $6,883,000 expire in 2010, and $2,841,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $74,994,000. Net unrealized gain aggregated $10,099,000 at period-end, of which $13,206,000 related to appreciated investments and $3,107,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $41,000.

The fund is also subject to a contractual expense limitation. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. The fund's expense limitation was 1.35% through April 30, 2004 and lowered to 1.15% effective May 1, 2004 through April 30, 2006. Through April 30, 2008, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at June 30, 2004, management fees waived in the amount of $9,000 remain subject to repayment by the fund through April 30, 2008.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $135,000 for the six months ended June 30, 2004, of which $28,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $5,000.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Capital Opportunity Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Capital Opportunity Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004



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